Intangible Assets - Other intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	$ 3,986	$ 3,884
Additions	260	498
Amortisation charge	(389)	(379)
Disposals and transfers	(18)	(6)
Exchange differences and other movements	(15)	(11)
Intangible assets balance at the end of the period	3,824	3,986
Cost
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	6,122	5,665
Intangible assets balance at the end of the period	6,332	6,122
Accumulated amortisation
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	(2,136)	(1,781)
Intangible assets balance at the end of the period	(2,508)	(2,136)
Distribution rights
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	3,709	3,630
Additions	198	415
Amortisation charge	(331)	(330)
Disposals and transfers	(4)
Exchange differences and other movements	(13)	(6)
Intangible assets balance at the end of the period	3,559	3,709
Distribution rights | Cost
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	5,585	5,176
Intangible assets balance at the end of the period	5,762	5,585
Distribution rights | Accumulated amortisation
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	(1,876)	(1,546)
Intangible assets balance at the end of the period	(2,203)	(1,876)
Other intangibles
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	277	254
Additions	62	83
Amortisation charge	(58)	(49)
Disposals and transfers	(14)	(6)
Exchange differences and other movements	(2)	(5)
Intangible assets balance at the end of the period	265	277
Other intangibles | Cost
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	537	489
Intangible assets balance at the end of the period	570	537
Other intangibles | Accumulated amortisation
Present value of acquired other intangible assets
Intangible assets balance at the beginning of the period	(260)	(235)
Intangible assets balance at the end of the period	$ (305)	$ (260)